Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000049094 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Select Dividend ETF
Class Name	iShares International Select Dividend ETF
Trading Symbol	IDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Select Dividend ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Select Dividend ETF	$27	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 6,085,375,894
Holdings Count | Holding	109
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,085,375,894
Number of Portfolio Holdings	109
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	31.3%
Utilities	15.1%
Communication Services	10.3%
Energy	9.8%
Consumer Discretionary	9.8%
Materials	8.2%
Consumer Staples	6.7%
Industrials	4.7%
Real Estate	3.1%
Information Technology	1.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	21.1%
Italy	11.3%
Spain	9.0%
France	8.8%
South Korea	7.1%
Germany	6.9%
Australia	6.6%
Canada	6.4%
Hong Kong	6.0%
Finland	3.4%
Other#	13.4%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000050169 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Developed Real Estate ETF
Class Name	iShares International Developed Real Estate ETF
Trading Symbol	IFGL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Developed Real Estate ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Real Estate ETF	$27	0.51%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[2]
Net Assets	$ 93,527,735
Holdings Count | Holding	264
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$93,527,735
Number of Portfolio Holdings	264
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Real Estate Operating Companies	19.5%
Industrial REITs	17.2%
Diversified REITs	15.2%
Diversified Real Estate Activities	14.3%
Retail REITs	14.3%
Office REITs	7.2%
Multi-Family Residential REITs	3.7%
Health Care REITs	2.0%
Hotel & Resort REITs	1.4%
Real Estate Development	1.4%
Other*	3.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	24.9%
Australia	17.8%
United Kingdom	9.3%
Singapore	8.4%
Hong Kong	8.3%
Canada	5.5%
Germany	5.0%
Sweden	4.9%
France	4.6%
Switzerland	4.0%
Other#	7.3%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000141932 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global REIT ETF
Class Name	iShares Global REIT ETF
Trading Symbol	REET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global REIT ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global REIT ETF	$7	0.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[3]
Net Assets	$ 3,971,218,973
Holdings Count | Holding	331
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,971,218,973
Number of Portfolio Holdings	331
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Retail REITs	18.6%
Industrial REITs	17.9%
Health Care REITs	14.5%
Diversified REITs	9.1%
Data Center REITs	8.9%
Multi-Family Residential REITs	8.2%
Office REITs	6.2%
Self Storage REITs	5.6%
Other Specialized REITs	5.1%
Single-Family Residential REITs	3.5%
Other*	2.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	70.8%
Australia	7.1%
Japan	5.9%
United Kingdom	3.8%
Singapore	3.1%
Canada	2.1%
France	2.0%
Belgium	1.1%
Hong Kong	1.0%
Mexico	0.7%
Other#	2.4%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000237280 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Environmentally Aware Real Estate ETF
Class Name	iShares Environmentally Aware Real Estate ETF
Trading Symbol	ERET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Environmentally Aware Real Estate ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmentally Aware Real Estate ETF	$16	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[4]
Net Assets	$ 9,725,247
Holdings Count | Holding	356
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,725,247
Number of Portfolio Holdings	356
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Retail REITs	17.6%
Industrial REITs	14.3%
Health Care REITs	11.4%
Real Estate Operating Companies	7.8%
Diversified REITs	7.6%
Multi-Family Residential REITs	7.4%
Office REITs	7.1%
Data Center REITs	6.5%
Diversified Real Estate Activities	5.7%
Self Storage REITs	5.1%
Other*	9.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.4%
Japan	11.3%
Australia	6.0%
United Kingdom	3.7%
Hong Kong	3.3%
Singapore	3.0%
France	2.0%
Canada	1.9%
Sweden	1.9%
Germany	1.9%
Other#	4.6%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.